Investment Objectives and Goals - Innovator Growth-100 Power Buffer ETF - September	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.57% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from September 1, 2026 to August 31, 2027.